ROYALTY, STREAM, AND OTHER INTERESTS - Schedule of detailed information about royalty interests and deferred acquisition costs (Details) - CAD ($)	12 Months Ended
	May 31, 2020	May 31, 2019
Disclosure Of Royalty Interests And Deferred Acquisition Costs [Line Items]
Beginning balance	$ 56,260,383	$ 17,030,963
Other additions	116,674	459,816
Depletion	(911,427)	(2,415,942)
Recoveries	(150,000)	(105,273)
Reclassification (Joaquin and COSE)	0
Currency translation adjustments	(505,045)	220,227
Ending Balance	62,570,580	56,260,383
Historical costs	69,587,787
Accumulated depletion	(7,017,207)
Alamos acquisitions
Disclosure Of Royalty Interests And Deferred Acquisition Costs [Line Items]
Royalty interests and deferred acquisition costs	86,343	9,960,221
ValGold acquisitions
Disclosure Of Royalty Interests And Deferred Acquisition Costs [Line Items]
Royalty interests and deferred acquisition costs		8,217,300
Santa Gertrudis acquisitions
Disclosure Of Royalty Interests And Deferred Acquisition Costs [Line Items]
Royalty interests and deferred acquisition costs		15,108,224
Cap-Oeste Sur East (COSE) acquisition
Disclosure Of Royalty Interests And Deferred Acquisition Costs [Line Items]
Royalty interests and deferred acquisition costs		2,093,218
Fifteen Mile Stream (FMS) acquisition
Disclosure Of Royalty Interests And Deferred Acquisition Costs [Line Items]
Royalty interests and deferred acquisition costs	530,067	5,691,629
NuevaUnion acquisition
Disclosure Of Royalty Interests And Deferred Acquisition Costs [Line Items]
Royalty interests and deferred acquisition costs	1,381,733
Idaho Resources Corp. acquisition
Disclosure Of Royalty Interests And Deferred Acquisition Costs [Line Items]
Royalty interests and deferred acquisition costs	5,761,852
Producing assets
Disclosure Of Royalty Interests And Deferred Acquisition Costs [Line Items]
Beginning balance	3,617,750	5,813,465
Other additions	0	0
Depletion	(911,427)	(2,415,942)
Recoveries	0	0
Reclassification (Joaquin and COSE)	8,399,942
Currency translation adjustments	(399,420)	220,227
Ending Balance	10,706,845	3,617,750
Historical costs	17,724,052
Accumulated depletion	(7,017,207)
Producing assets | Alamos acquisitions
Disclosure Of Royalty Interests And Deferred Acquisition Costs [Line Items]
Royalty interests and deferred acquisition costs	0	0
Producing assets | ValGold acquisitions
Disclosure Of Royalty Interests And Deferred Acquisition Costs [Line Items]
Royalty interests and deferred acquisition costs		0
Producing assets | Santa Gertrudis acquisitions
Disclosure Of Royalty Interests And Deferred Acquisition Costs [Line Items]
Royalty interests and deferred acquisition costs		0
Producing assets | Cap-Oeste Sur East (COSE) acquisition
Disclosure Of Royalty Interests And Deferred Acquisition Costs [Line Items]
Royalty interests and deferred acquisition costs		0
Producing assets | Fifteen Mile Stream (FMS) acquisition
Disclosure Of Royalty Interests And Deferred Acquisition Costs [Line Items]
Royalty interests and deferred acquisition costs	0	0
Producing assets | NuevaUnion acquisition
Disclosure Of Royalty Interests And Deferred Acquisition Costs [Line Items]
Royalty interests and deferred acquisition costs	0
Producing assets | Idaho Resources Corp. acquisition
Disclosure Of Royalty Interests And Deferred Acquisition Costs [Line Items]
Royalty interests and deferred acquisition costs	0
Development assets
Disclosure Of Royalty Interests And Deferred Acquisition Costs [Line Items]
Beginning balance	51,147,953	10,156,817
Other additions	88,702	351,818
Depletion	0	0
Recoveries	0	(105,273)
Reclassification (Joaquin and COSE)	(8,399,942)
Currency translation adjustments	0	0
Ending Balance	44,815,968	51,147,953
Historical costs	44,815,968
Accumulated depletion	0
Development assets | Alamos acquisitions
Disclosure Of Royalty Interests And Deferred Acquisition Costs [Line Items]
Royalty interests and deferred acquisition costs	67,455	9,784,221
Development assets | ValGold acquisitions
Disclosure Of Royalty Interests And Deferred Acquisition Costs [Line Items]
Royalty interests and deferred acquisition costs		8,067,299
Development assets | Santa Gertrudis acquisitions
Disclosure Of Royalty Interests And Deferred Acquisition Costs [Line Items]
Royalty interests and deferred acquisition costs		15,108,224
Development assets | Cap-Oeste Sur East (COSE) acquisition
Disclosure Of Royalty Interests And Deferred Acquisition Costs [Line Items]
Royalty interests and deferred acquisition costs		2,093,218
Development assets | Fifteen Mile Stream (FMS) acquisition
Disclosure Of Royalty Interests And Deferred Acquisition Costs [Line Items]
Royalty interests and deferred acquisition costs	530,067	5,691,629
Development assets | NuevaUnion acquisition
Disclosure Of Royalty Interests And Deferred Acquisition Costs [Line Items]
Royalty interests and deferred acquisition costs	1,381,733
Development assets | Idaho Resources Corp. acquisition
Disclosure Of Royalty Interests And Deferred Acquisition Costs [Line Items]
Royalty interests and deferred acquisition costs	0
Exploration assets
Disclosure Of Royalty Interests And Deferred Acquisition Costs [Line Items]
Beginning balance	1,494,680	1,060,681
Other additions	27,972	107,998
Depletion	0	0
Recoveries	(150,000)
Reclassification (Joaquin and COSE)	0
Currency translation adjustments	(105,625)	0
Ending Balance	7,047,767	1,494,680
Historical costs	7,047,767
Accumulated depletion	0
Exploration assets | Alamos acquisitions
Disclosure Of Royalty Interests And Deferred Acquisition Costs [Line Items]
Royalty interests and deferred acquisition costs	18,888	176,000
Exploration assets | ValGold acquisitions
Disclosure Of Royalty Interests And Deferred Acquisition Costs [Line Items]
Royalty interests and deferred acquisition costs		150,001
Exploration assets | Santa Gertrudis acquisitions
Disclosure Of Royalty Interests And Deferred Acquisition Costs [Line Items]
Royalty interests and deferred acquisition costs		0
Exploration assets | Cap-Oeste Sur East (COSE) acquisition
Disclosure Of Royalty Interests And Deferred Acquisition Costs [Line Items]
Royalty interests and deferred acquisition costs		0
Exploration assets | Fifteen Mile Stream (FMS) acquisition
Disclosure Of Royalty Interests And Deferred Acquisition Costs [Line Items]
Royalty interests and deferred acquisition costs	0	$ 0
Exploration assets | NuevaUnion acquisition
Disclosure Of Royalty Interests And Deferred Acquisition Costs [Line Items]
Royalty interests and deferred acquisition costs	0
Exploration assets | Idaho Resources Corp. acquisition
Disclosure Of Royalty Interests And Deferred Acquisition Costs [Line Items]
Royalty interests and deferred acquisition costs	$ 5,761,852